SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2023
SHARE-BASED COMPENSATION
Summary of share options activity

		Weighted
		Average
		Exercise Price
Share Options	Shares	Per Share
Outstanding as of June 30, 2021	109,520	$10.02
Granted	—	—
Forfeited	(29,520)	14.80
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2022	80,000	$8.25
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2023	80,000	$8.25

Summary of status of options outstanding and exercisable

Outstanding Options			Exercisable Options
		Average			Average
		Remaining			Remaining
Average Exercise		Contractual	Average Exercise		Contractual
Price	Number	life (Years)	Price	Number	life (Years)
$8.25	80,000	1.59	$8.25	80,000	1.59
80,000

Summary of restricted shares granted

Restricted share grants	Shares
Non-vested as of June 30, 2021	130,400
Granted	7,292,331
Vested	(5,255,400)
Non-vested as of June 30, 2022	2,167,331
Granted	5,000,000
Vested	(4,072,444)
Non-vested as of June 30, 2023	3,094,887

Summary of outstanding restricted shares

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share	Number	Period (Years)
$1.04	1,094,887	1.67
0.37	2,000,000	0.21
	3,094,887